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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number     811-07148

Schwartz Investment Trust

(Exact name of registrant as specified in charter)

3707 West Maple Road Bloomfield Hills, Michigan	48301
(Address of principal executive offices)	(Zip code)

George P. Schwartz

 Schwartz Investment Counsel, Inc.    3707 W. Maple Road    Bloomfield Hills, MI 48301

(Name and address of agent for service)

Registrant's telephone number, including area code:  (248) 644-8500

Date of fiscal year end:         December 31, 2014

Date of reporting period:       March 31, 2014

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

SCHWARTZ VALUE FUND
SCHEDULE OF INVESTMENTS
March 31, 2014 (Unaudited)

COMMON STOCKS - 89.9%	Shares	Market Value
Consumer Discretionary - 14.5%
Diversified Consumer Services - 3.3%
Apollo Education Group, Inc. *	20,000	$684,800
Outerwall, Inc. *	5,000	362,500
		1,047,300
Hotels, Restaurants & Leisure - 5.6%
Biglari Holdings, Inc. *	3,673	1,790,550

Specialty Retail - 3.8%
Bed Bath & Beyond, Inc. *	10,000	688,000
Rent-A-Center, Inc.	20,000	532,000
		1,220,000
Textiles, Apparel & Luxury Goods - 1.8%
Coach, Inc.	12,000	595,920

Energy - 22.5%
Energy Equipment & Services - 11.3%
Atwood Oceanics, Inc. *	9,000	453,510
Baker Hughes Incorporated	7,000	455,140
Ensco plc - Class A	20,000	1,055,600
National Oilwell Varco, Inc.	15,000	1,168,050
Rowan Companies plc - Class A *	15,000	505,200
		3,637,500
Oil, Gas & Consumable Fuels - 11.2%
Apache Corporation	12,000	995,400
Cimarex Energy Company	1,000	119,110
Devon Energy Corporation	15,000	1,003,950
Phillips 66	4,000	308,240
Rosetta Resources, Inc. *	15,000	698,700
Southwestern Energy Company *	10,000	460,100
		3,585,500
Financials - 17.7%
Capital Markets - 3.3%
Bank of New York Mellon Corporation (The)	30,000	1,058,700

Consumer Finance - 0.7%
EZCORP, Inc. - Class A *	20,000	215,800

SCHWARTZ VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 89.9% (Continued)	Shares	Market Value
Financials - 17.7% (Continued)
Diversified Financial Services - 2.6%
Western Union Company (The)	50,000	$818,000

Insurance - 11.1%
Berkshire Hathaway, Inc. - Class A *	4	749,400
Progressive Corporation (The)	20,000	484,400
Unico American Corporation *	180,000	2,340,000
		3,573,800
Health Care - 3.4%
Health Care Equipment & Supplies - 3.4%
Covidien plc	15,000	1,104,900

Industrials - 2.3%
Road & Rail - 2.3%
CSX Corporation	25,000	724,250

Information Technology - 24.7%
Communications Equipment - 1.6%
Cisco Systems, Inc.	23,000	515,430

Electronic Equipment, Instruments & Components - 5.1%
Avnet, Inc.	35,000	1,628,550

IT Services - 2.3%
Teradata Corporation *	15,000	737,850

Semiconductors & Semiconductor Equipment - 2.8%
Ultratech, Inc. *	30,000	875,700

Software - 5.6%
Microsoft Corporation	20,000	819,800
Oracle Corporation	24,000	981,840
		1,801,640
Technology Hardware, Storage & Peripherals - 7.3%
Apple, Inc.	3,200	1,717,568
EMC Corporation	22,000	603,020
QLogic Corporation *	2,000	25,500
		2,346,088

SCHWARTZ VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 89.9% (Continued)	Shares	Market Value
Materials - 4.8%
Metals & Mining - 4.8%
Barrick Gold Corporation	25,000	$445,750
Goldcorp, Inc.	5,000	122,400
Kinross Gold Corporation *	125,000	517,500
Newmont Mining Corporation	20,000	468,800
		1,554,450

Total Common Stocks (Cost $22,284,627)		$28,831,928

WARRANTS - 1.8%	Shares	Market Value
Financials - 1.8%
Banks - 1.8%
PNC Financial Services Group, Inc. (The) * (Cost $437,198)	25,000	$590,000

EXCHANGE-TRADED FUNDS - 1.9%	Shares	Market Value
iShares Gold Trust *	10,000	$124,400
SPDR Gold Shares *	4,000	494,440
Total Exchange-Traded Funds (Cost $544,204)		$618,840

OPEN-END FUNDS - 0.1%	Shares	Market Value
Sequoia Fund, Inc. * (Cost $8,289)	63	$14,264

SCHWARTZ VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 6.5%	Shares	Market Value
Federated Government Obligations Tax-Managed Fund - Institutional Shares, 0.01% (a)	1,315,823	$1,315,823
Federated Treasury Obligations Fund - Institutional Shares, 0.01% (a)	765,194	765,194
Total Money Market Funds (Cost $2,081,017)		$2,081,017

Total Investments at Market Value - 100.2% (Cost $25,355,335)		$32,136,049

Liabilities in Excess of Other Assets - (0.2%)		(71,280)

Net Assets - 100.0%		$32,064,769

*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of March 31, 2014.

See notes to Schedule of Investments.

SCHWARTZ VALUE FUND
NOTES TO SCHEDULE OF INVESTMENTS
March 31, 2014 (Unaudited)

1.   Securities valuation

The securities of Schwartz Value Fund (the “Fund”) which are traded on stock exchanges, other than NASDAQ, are valued at the closing sales price as of the close of the regular session of trading on the New York Stock Exchange on the day the securities are being valued, or, if not traded on a particular day, at the closing bid price, or if an official close price is not available, at the most recently quoted bid price. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price or, if an official close price is not available, at the most recently quoted bid price.  Securities traded in the over-the-counter market are valued at the last reported sales price or, if there is no reported sale on the valuation date, at the most recently quoted bid price.  Securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market.  Investments representing shares of other open-end investment companies are valued at their net asset value as reported by such companies. Securities (and other assets) for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees, and will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used.  Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that stock over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.  Short-term instruments (those with remaining maturities of 60 days or less at the time of purchase) are valued at amortized cost, which approximates market value.

Accounting principles generally accepted in the United States establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.  The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

SCHWARTZ VALUE FUND
NOTES TO SCHEDULE OF INVESTMENTS (Continued)

The following is a summary of the inputs used to value the Fund’s investments by security type, as of March 31, 2014:

	Level 1	Level 2	Level 3	Total

Common Stocks	$28,831,928	$-	$-	$28,831,928
Warrants	590,000	-	-	590,000
Exchange-Traded Funds	618,840	-	-	618,840
Open-End Funds	14,264	-	-	14,264
Money Market Funds	2,081,017	-	-	2,081,017
Total	$32,136,049	$-	$-	$32,136,049

Refer to the Fund’s Schedule of Investments for a listing of the securities by industry type.  As of March 31, 2014, the Fund did not have any transfers in and out of any Level.  There were no Level 2 or 3 securities or derivative instruments held by the Fund as of March 31, 2014.  It is the Fund’s policy to recognize transfers into and out of any Level at the end of the reporting period.

2.   Security transactions

Security transactions are accounted for on the trade date.  Realized gains and losses on security transactions are determined on the identified cost basis.

3.   Federal income tax

The following information is computed on a tax basis for each item as of March 31, 2014:

Cost of portfolio investments	$25,355,335

Gross unrealized appreciation	$6,948,099
Gross unrealized depreciation	(167,385)

Net unrealized appreciation	$6,780,714

AVE MARIA CATHOLIC VALUES FUND
SCHEDULE OF INVESTMENTS
March 31, 2014 (Unaudited)

COMMON STOCKS - 89.6%	Shares	Market Value
Consumer Discretionary - 24.8%
Auto Components - 0.9%
Gentex Corporation	75,000	$2,364,750

Diversified Consumer Services - 2.4%
Apollo Education Group, Inc. *	175,000	5,992,000

Household Durables - 2.1%
PulteGroup, Inc.	275,000	5,277,250

Specialty Retail - 13.4%
Advance Auto Parts, Inc.	50,000	6,325,000
Barnes & Noble, Inc. *	100,000	2,090,000
Chico's FAS, Inc.	500,000	8,015,000
GNC Holdings, Inc. - Class A	210,000	9,244,200
Lowe's Companies, Inc.	165,000	8,068,500
		33,742,700
Textiles, Apparel & Luxury Goods - 6.0%
Coach, Inc.	125,000	6,207,500
Crocs, Inc. *	350,000	5,460,000
VF Corporation	55,000	3,403,400
		15,070,900
Energy - 14.3%
Energy Equipment & Services - 5.0%
Halliburton Company	170,000	10,011,300
Rowan Companies plc - Class A *	75,000	2,526,000
		12,537,300
Oil, Gas & Consumable Fuels - 9.3%
Anadarko Petroleum Corporation	80,000	6,780,800
Devon Energy Corporation	60,000	4,015,800
Phillips 66	100,000	7,706,000
Range Resources Corporation	60,000	4,978,200
		23,480,800
Financials - 14.5%
Banks - 4.2%
PNC Financial Services Group, Inc. (The)	65,000	5,655,000
U.S. Bancorp	115,000	4,928,900
		10,583,900
Capital Markets - 2.0%
Federated Investors, Inc. - Class B	160,000	4,886,400

Diversified Financial Services - 2.6%
Western Union Company (The)	400,000	6,544,000

Insurance - 4.7%
Alleghany Corporation *	7,500	3,055,350
Reinsurance Group of America, Inc.	65,000	5,175,950
Unico American Corporation * #	282,945	3,678,285
		11,909,585

AVE MARIA CATHOLIC VALUES FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 89.6% (Continued)	Shares	Market Value
Financials - 14.5% (Continued)
Real Estate Management & Development - 1.0%
Kennedy-Wilson Holdings, Inc.	115,000	$2,588,650

Health Care - 13.5%
Health Care Equipment & Supplies - 11.0%
Abbott Laboratories	175,000	6,739,250
Covidien plc	100,000	7,366,000
St. Jude Medical, Inc.	100,000	6,539,000
Stryker Corporation	45,000	3,666,150
Varian Medical Systems, Inc. *	40,000	3,359,600
		27,670,000
Health Care Providers & Services - 1.6%
Patterson Companies, Inc.	100,000	4,176,000

Life Sciences Tools & Services - 0.9%
Waters Corporation *	20,000	2,168,200

Industrials - 8.4%
Aerospace & Defense - 3.2%
United Technologies Corporation	70,000	8,178,800

Construction & Engineering - 3.4%
Fluor Corporation	110,000	8,550,300

Machinery - 1.8%
Caterpillar, Inc.	45,000	4,471,650

Information Technology - 12.3%
IT Services - 6.8%
Accenture plc - Class A	80,000	6,377,600
Teradata Corporation *	220,000	10,821,800
		17,199,400
Technology Hardware, Storage & Peripherals - 5.5%
EMC Corporation	300,000	8,223,000
Hewlett-Packard Company	175,000	5,663,000
		13,886,000
Materials - 1.8%
Chemicals - 1.8%
FMC Corporation	60,000	4,593,600

Total Common Stocks (Cost $158,026,489)		$225,872,185

WARRANTS - 1.0%	Shares	Market Value
Financials - 1.0%
Banks - 1.0%
PNC Financial Services Group, Inc. (The) * (Cost $1,908,572)	110,000	$2,596,000

AVE MARIA CATHOLIC VALUES FUND
SCHEDULE OF INVESTMENTS (Continued)

EXCHANGE-TRADED FUNDS - 1.4%	Shares	Market Value
iShares Gold Trust * (Cost $4,769,043)	275,000	$3,421,000

MONEY MARKET FUNDS - 6.1%	Shares	Market Value
Federated Government Obligations Tax-Managed Fund - Institutional Shares, 0.01% (a)	11,865,107	$11,865,107
Federated Treasury Obligations Fund - Institutional Shares, 0.01% (a)	3,437,784	3,437,784
Total Money Market Funds (Cost $15,302,891)		$15,302,891

Total Investments at Market Value - 98.1% (Cost $180,006,995)		$247,192,076

Other Assets in Excess of Liabilities - 1.9%		4,905,580

Net Assets - 100.0%		$252,097,656

*	Non-income producing security.
#	The Fund owned 5% or more of the company's outstanding voting shares thereby making the company an affiliated company as that term is defined in the Investment Company Act of 1940 (Note 4).
(a)	The rate shown is the 7-day effective yield as of March 31, 2014.

See notes to Schedules of Investments.

AVE MARIA GROWTH FUND
SCHEDULE OF INVESTMENTS
March 31, 2014 (Unaudited)

COMMON STOCKS - 90.3%	Shares	Market Value
Consumer Discretionary - 15.4%
Hotels, Restaurants & Leisure - 2.7%
Cracker Barrel Old Country Store, Inc.	80,000	$7,779,200

Leisure Products - 4.2%
Polaris Industries, Inc.	85,000	11,875,350

Specialty Retail - 5.7%
Buckle, Inc. (The)	140,000	6,412,000
Ross Stores, Inc.	138,000	9,873,900
		16,285,900
Textiles, Apparel & Luxury Goods - 2.8%
Coach, Inc.	160,000	7,945,600

Consumer Staples - 4.5%
Food Products - 4.5%
Kellogg Company	64,500	4,044,795
McCormick & Company, Inc.	122,200	8,766,628
		12,811,423
Energy - 5.9%
Energy Equipment & Services - 3.2%
Schlumberger Limited	95,000	9,262,500

Oil, Gas & Consumable Fuels - 2.7%
Occidental Petroleum Corporation	80,000	7,623,200

Financials - 3.7%
Diversified Financial Services - 3.7%
MasterCard, Inc. - Class A	142,000	10,607,400

Health Care - 17.0%
Biotechnology - 3.2%
Amgen, Inc.	73,000	9,003,820

Health Care Equipment & Supplies - 10.9%
Abbott Laboratories	200,000	7,702,000
C.R. Bard, Inc.	70,000	10,358,600
Medtronic, Inc.	40,000	2,461,600
Stryker Corporation	15,000	1,222,050
Varian Medical Systems, Inc. *	112,000	9,406,880
		31,151,130
Health Care Providers & Services - 2.9%
Laboratory Corporation of America Holdings *	85,000	8,347,850

Industrials - 28.2%
Aerospace & Defense - 2.9%
Precision Castparts Corporation	33,000	8,341,080

AVE MARIA GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 90.3% (Continued)	Shares	Market Value
Industrials - 28.2% (Continued)
Air Freight & Logistics - 2.7%
C.H. Robinson Worldwide, Inc.	145,000	$7,596,550

Commercial Services & Supplies - 6.6%
Copart, Inc. *	240,000	8,733,600
Rollins, Inc.	336,250	10,168,200
		18,901,800
Electrical Equipment - 3.5%
AMETEK, Inc.	192,600	9,916,974

Industrial Conglomerates - 2.7%
Danaher Corporation	101,500	7,612,500

Machinery - 9.8%
Donaldson Company, Inc.	122,800	5,206,720
Flowserve Corporation	75,000	5,875,500
Graco, Inc.	120,000	8,968,800
Toro Company (The)	125,000	7,898,750
		27,949,770
Information Technology - 15.6%
Electronic Equipment, Instruments & Components - 3.6%
Amphenol Corporation - Class A	111,700	10,237,305

IT Services - 10.2%
Accenture plc - Class A	109,400	8,721,368
Cognizant Technology Solutions Corporation - Class A *	241,400	12,217,254
Teradata Corporation *	165,000	8,116,350
		29,054,972
Semiconductors & Semiconductor Equipment - 1.8%
Altera Corporation	140,000	5,073,600

Total Common Stocks (Cost $158,961,829)		$257,377,924

AVE MARIA GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 9.9%	Shares	Market Value
Federated Government Obligations Tax-Managed Fund - Institutional Shares, 0.01% (a)	13,439,041	$13,439,041
Federated Treasury Obligations Fund - Institutional Shares, 0.01% (a)	13,439,041	13,439,041
Federated U.S. Treasury Cash Reserves Fund - Institutional Shares, 0.00% (a)	1,370,542	1,370,542
Total Money Market Funds (Cost $28,248,624)		$28,248,624

Total Investments at Market Value - 100.2% (Cost $187,210,453)		$285,626,548

Liabilities in Excess of Other Assets - (0.2%)		(441,926)

Net Assets - 100.0%		$285,184,622

*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of March 31, 2014.

See notes to Schedules of Investments.

AVE MARIA RISING DIVIDEND FUND
SCHEDULE OF INVESTMENTS
March 31, 2014 (Unaudited)

COMMON STOCKS - 88.3%	Shares	Market Value
Consumer Discretionary - 13.2%
Auto Components - 3.9%
Gentex Corporation	290,000	$9,143,700
Johnson Controls, Inc.	430,000	20,347,600
		29,491,300
Leisure Products - 2.2%
Hasbro, Inc.	300,000	16,686,000

Specialty Retail - 4.7%
Lowe's Companies, Inc.	275,000	13,447,500
Ross Stores, Inc.	315,000	22,538,250
		35,985,750
Textiles, Apparel & Luxury Goods - 2.4%
Coach, Inc.	375,000	18,622,500

Consumer Staples - 11.2%
Beverages - 3.0%
Coca-Cola Company (The)	600,000	23,196,000

Food & Staples Retailing - 2.9%
Sysco Corporation	610,000	22,039,300

Food Products - 1.3%
Kellogg Company	160,000	10,033,600

Household Products - 4.0%
Clorox Company (The)	275,000	24,202,750
Colgate-Palmolive Company	100,000	6,487,000
		30,689,750
Energy - 9.9%
Energy Equipment & Services - 5.8%
Halliburton Company	350,000	20,611,500
Schlumberger Limited	240,000	23,400,000
		44,011,500
Oil, Gas & Consumable Fuels - 4.1%
ConocoPhillips	90,000	6,331,500
Exxon Mobil Corporation	200,000	19,536,000
Occidental Petroleum Corporation	60,000	5,717,400
		31,584,900
Financials - 13.4%
Banks - 6.5%
BB&T Corporation	425,000	17,072,250
PNC Financial Services Group, Inc. (The)	144,100	12,536,700
U.S. Bancorp	475,000	20,358,500
		49,967,450
Capital Markets - 6.1%
Bank of New York Mellon Corporation (The)	675,000	23,820,750
Franklin Resources, Inc.	420,000	22,755,600
		46,576,350

AVE MARIA RISING DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 88.3% (Continued)	Shares	Market Value
Financials - 13.4% (Continued)
Insurance - 0.8%
HCC Insurance Holdings, Inc.	140,000	$6,368,600

Health Care - 8.0%
Health Care Equipment & Supplies - 8.0%
Abbott Laboratories	550,000	21,180,500
Covidien plc	310,000	22,834,600
St. Jude Medical, Inc.	265,000	17,328,350
		61,343,450
Industrials - 22.7%
Aerospace & Defense - 3.0%
General Dynamics Corporation	125,000	13,615,000
United Technologies Corporation	82,500	9,639,300
		23,254,300
Air Freight & Logistics - 5.2%
C.H. Robinson Worldwide, Inc.	400,000	20,956,000
United Parcel Service, Inc. - Class B	190,000	18,502,200
		39,458,200
Commercial Services & Supplies - 0.9%
Republic Services, Inc.	190,000	6,490,400

Electrical Equipment - 1.7%
Emerson Electric Company	200,000	13,360,000

Industrial Conglomerates - 1.7%
3M Company	95,000	12,887,700

Machinery - 7.2%
Caterpillar, Inc.	240,000	23,848,800
Dover Corporation	165,000	13,488,750
Illinois Tool Works, Inc.	160,000	13,012,800
PACCAR, Inc.	75,000	5,058,000
		55,408,350
Road & Rail - 3.0%
Norfolk Southern Corporation	235,000	22,834,950

Information Technology - 9.9%
Communications Equipment - 2.5%
QUALCOMM, Incorporated	240,000	18,926,400

IT Services - 1.2%
Paychex, Inc.	225,000	9,585,000

Semiconductors & Semiconductor Equipment - 5.3%
Intel Corporation	875,000	22,583,750
Microchip Technology, Inc.	370,000	17,671,200
		40,254,950

AVE MARIA RISING DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 88.3% (Continued)	Shares	Market Value
Information Technology - 9.9% (Continued)
Technology Hardware, Storage & Peripherals - 0.9%
Diebold, Incorporated	170,000	$6,781,300

Total Common Stocks (Cost $536,101,041)		$675,838,000

WARRANTS - 0.7%	Shares	Market Value
Financials - 0.7%
Banks - 0.7%
PNC Financial Services Group, Inc. (The) * (Cost $3,927,325)	225,000	$5,310,000

EXCHANGE-TRADED FUNDS - 0.8%	Shares	Market Value
iShares Gold Trust * (Cost $7,979,700)	465,000	$5,784,600

MONEY MARKET FUNDS - 10.4%	Shares	Market Value
Federated Government Obligations Tax-Managed Fund - Institutional Shares, 0.01% (a)	35,979,631	$35,979,631
Federated Treasury Obligations Fund - Institutional Shares, 0.01% (a)	35,929,515	35,929,515
Federated U.S. Treasury Cash Reserves Fund - Institutional Shares, 0.00% (a)	7,421,027	7,421,027
Total Money Market Funds (Cost $79,330,173)		$79,330,173

Total Investments at Market Value - 100.2% (Cost $627,338,239)		$766,262,773

Liabilities in Excess of Other Assets - (0.2%)		(1,149,602)

Net Assets - 100.0%		$765,113,171

*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of March 31, 2014.

See notes to Schedules of Investments.

AVE MARIA OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2014 (Unaudited)

COMMON STOCKS - 84.8%	Shares	Market Value
Consumer Discretionary - 18.0%
Diversified Consumer Services - 9.0%
Apollo Education Group, Inc. *	50,000	$1,712,000
DeVry Education Group, Inc.	15,000	635,850
Matthews International Corporation - Class A	12,500	510,125
Outerwall, Inc. *	30,000	2,175,000
		5,032,975
Hotels, Restaurants & Leisure - 4.3%
Biglari Holdings, Inc. *	4,896	2,386,751

Multiline Retail - 1.4%
Big Lots, Inc. *	20,000	757,400

Specialty Retail - 2.9%
Aaron's, Inc.	6,000	181,440
Barnes & Noble, Inc. *	5,000	104,500
Rent-A-Center, Inc.	45,000	1,197,000
Signet Jewelers Ltd.	1,500	158,790
		1,641,730
Textiles, Apparel & Luxury Goods - 0.4%
Crocs, Inc. *	15,000	234,000

Energy - 16.7%
Energy Equipment & Services - 7.8%
Atwood Oceanics, Inc. *	30,000	1,511,700
CARBO Ceramics, Inc.	1,000	137,990
Ensco plc - Class A	10,000	527,800
Patterson-UTI Energy, Inc.	22,000	696,960
Rowan Companies plc - Class A *	43,000	1,448,240
		4,322,690
Oil, Gas & Consumable Fuels - 8.9%
Cloud Peak Energy, Inc. *	40,000	845,600
EXCO Resources, Inc.	125,000	700,000
Newfield Exploration Company *	25,000	784,000
Rosetta Resources, Inc. *	43,000	2,002,940
SM Energy Company	3,000	213,870
World Fuel Services Corporation	10,000	441,000
		4,987,410
Financials - 14.7%
Capital Markets - 1.4%
Federated Investors, Inc. - Class B	25,000	763,500

Consumer Finance - 2.3%
EZCORP, Inc. - Class A *	120,000	1,294,800

Diversified Financial Services - 5.0%
Leucadia National Corporation	33,000	924,000
PICO Holdings, Inc. *	35,000	909,650

AVE MARIA OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 84.8% (Continued)	Shares	Market Value
Financials - 14.7% (Continued)
Diversified Financial Services - 5.0% (Continued)
Western Union Company (The)	60,000	$981,600
		2,815,250
Insurance - 4.4%
Alleghany Corporation *	3,036	1,236,806
Markel Corporation *	500	298,050
White Mountains Insurance Group Ltd.	1,500	899,850
		2,434,706
Thrifts & Mortgage Finance - 1.6%
FedFirst Financial Corporation	12,020	241,602
Oritani Financial Corporation	30,000	474,300
Standard Financial Corporation	10,000	186,700
		902,602
Health Care - 1.0%
Life Sciences Tools & Services - 1.0%
Nordion, Inc. *	46,193	532,143

Industrials - 7.2%
Aerospace & Defense - 0.5%
Cubic Corporation	6,000	306,420

Commercial Services & Supplies - 0.9%
Hudson Technologies, Inc. *	180,000	504,000

Construction & Engineering - 1.3%
EMCOR Group, Inc.	15,000	701,850

Machinery - 4.5%
Conrad Industries, Inc.	40,543	1,609,557
Lindsay Corporation	10,000	881,800
		2,491,357
Information Technology - 19.3%
Communications Equipment - 2.6%
ADTRAN, Inc.	20,000	488,200
InterDigital, Inc.	30,000	993,300
		1,481,500
Electronic Equipment, Instruments & Components - 9.4%
Arrow Electronics, Inc. *	20,000	1,187,200
Avnet, Inc.	55,000	2,559,150
FLIR Systems, Inc.	25,000	900,000
Ingram Micro, Inc. - Class A *	20,000	591,200
		5,237,550
IT Services - 2.9%
Computer Services, Inc.	15,500	533,975
StarTek, Inc. *	156,828	1,080,545
		1,614,520
Semiconductors & Semiconductor Equipment - 2.9%
Ultratech, Inc. *	55,000	1,605,450

AVE MARIA OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 84.8% (Continued)	Shares	Market Value
Information Technology - 19.3% (Continued)
Technology Hardware, Storage & Peripherals - 1.5%
Lexmark International, Inc. - Class A	10,000	$462,900
QLogic Corporation *	30,000	382,500
		845,400
Materials - 7.9%
Chemicals - 2.0%
H.B. Fuller Company	15,000	724,200
Intrepid Potash, Inc. *	25,000	386,500
		1,110,700
Metals & Mining - 5.9%
Horsehead Holding Corporation *	80,000	1,345,600
Kinross Gold Corporation *	165,000	683,100
Pan American Silver Corporation	100,000	1,287,000
		3,315,700

Total Common Stocks (Cost $35,510,175)		$47,320,404

EXCHANGE-TRADED FUNDS - 0.9%	Shares	Market Value
iShares Gold Trust *	15,000	$186,600
SPDR Gold Shares *	2,700	333,747
Total Exchange-Traded Funds (Cost $482,195)		$520,347

MONEY MARKET FUNDS - 14.5%	Shares	Market Value
Federated Government Obligations Tax-Managed Fund - Institutional Shares, 0.01% (a)	2,534,339	$2,534,339
Federated Treasury Obligations Fund - Institutional Shares, 0.01% (a)	2,534,338	2,534,338
Federated U.S. Treasury Cash Reserves Fund - Institutional Shares, 0.00% (a)	2,534,339	2,534,339
Invesco Short-Term Investments Trust (The) - Treasury Portfolio - Institutional Class, 0.01% (a)	497,041	497,041
Total Money Market Funds (Cost $8,100,057)		$8,100,057

Total Investments at Market Value - 100.2% (Cost $44,092,427)		$55,940,808

Liabilities in Excess of Other Assets - (0.2%)		(131,055)

Net Assets - 100.0%		$55,809,753

*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of March 31, 2014.

See notes to Schedules of Investments.

AVE MARIA WORLD EQUITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2014 (Unaudited)

COMMON STOCKS - 88.8%	Shares	Market Value
Consumer Discretionary - 6.6%
Automobiles - 3.4%
Toyota Motor Corporation - ADR	11,800	$1,332,220

Hotels, Restaurants & Leisure - 1.1%
McDonald's Corporation	4,500	441,135

Textiles, Apparel & Luxury Goods - 2.1%
Swatch Group AG (The) - ADR	26,500	829,450

Consumer Staples - 9.7%
Beverages - 4.1%
Diageo plc - ADR	9,500	1,183,605
Heineken N.V. - ADR	12,000	418,440
		1,602,045
Food Products - 3.7%
Mondelēz International, Inc. - Class A	25,000	863,750
Nestlé S.A. - ADR	8,000	601,760
		1,465,510
Household Products - 1.9%
Energizer Holdings, Inc.	7,300	735,402

Energy - 7.4%
Energy Equipment & Services - 4.0%
Schlumberger Limited	11,700	1,140,750
Tidewater, Inc.	9,000	437,580
		1,578,330
Oil, Gas & Consumable Fuels - 3.4%
Canadian Natural Resources Ltd.	22,000	844,140
Exxon Mobil Corporation	5,000	488,400
		1,332,540
Financials - 18.2%
Capital Markets - 4.7%
Credit Suisse Group AG - ADR *	28,000	906,640
Franklin Resources, Inc.	17,500	948,150
		1,854,790
Diversified Financial Services - 4.3%
Citigroup, Inc.	23,000	1,094,800
Western Union Company (The)	35,000	572,600
		1,667,400
Insurance - 9.2%
ACE Limited	9,500	941,070
AXA S.A. - ADR	42,000	1,092,000
Reinsurance Group of America, Inc.	10,500	836,115
Validus Holdings Ltd.	20,000	754,200
		3,623,385
Health Care - 12.7%
Health Care Equipment & Supplies - 9.7%
Abbott Laboratories	37,000	1,424,870

AVE MARIA WORLD EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 88.8% (Continued)	Shares	Market Value
Health Care - 12.7% (Continued)
Health Care Equipment & Supplies - 9.7% (Continued)
Covidien plc	15,700	$1,156,462
St. Jude Medical, Inc.	18,500	1,209,715
		3,791,047
Pharmaceuticals - 3.0%
Shire plc - ADR	8,000	1,188,240

Industrials - 14.4%
Aerospace & Defense - 1.6%
United Technologies Corporation	5,500	642,620

Construction & Engineering - 2.9%
Fluor Corporation	14,500	1,127,085

Electrical Equipment - 2.5%
ABB Limited - ADR *	37,500	967,125

Industrial Conglomerates - 6.0%
3M Company	4,000	542,640
Koninklijke Philips Electronics N.V.	24,023	844,649
Siemens AG - ADR	7,000	946,050
		2,333,339
Road & Rail - 1.4%
Canadian National Railway Company	10,000	562,200

Information Technology - 12.6%
Communications Equipment - 2.2%
QUALCOMM, Incorporated	11,000	867,460

IT Services - 3.1%
Accenture plc - Class A	7,000	558,040
Teradata Corporation *	13,000	639,470
		1,197,510
Semiconductors & Semiconductor Equipment - 3.3%
Intel Corporation	15,500	400,055
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	44,500	890,890
		1,290,945
Technology Hardware, Storage & Peripherals - 4.0%
EMC Corporation	40,000	1,096,400
Lenovo Group Ltd. - ADR	21,000	463,900
		1,560,300
Materials - 7.2%
Chemicals - 4.8%
FMC Corporation	8,000	612,480
International Flavors & Fragrances, Inc.	9,000	861,030
Syngenta AG - ADR	5,000	378,900
		1,852,410

AVE MARIA WORLD EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 88.8% (Continued)	Shares	Market Value
Materials - 7.2% (Continued)
Metals & Mining - 2.4%
BHP Billiton Ltd. - ADR	14,000	$948,780

Total Common Stocks (Cost $28,129,420)		$34,791,268

EXCHANGE-TRADED FUNDS - 1.0%	Shares	Market Value
iShares Gold Trust * (Cost $520,564)	30,000	$373,200

MONEY MARKET FUNDS - 9.9%	Shares	Market Value
Federated Government Obligations Tax-Managed Fund - Institutional Shares, 0.01% (a)	1,761,566	$1,761,566
Federated Treasury Obligations Fund - Institutional Shares, 0.01% (a)	1,750,468	1,750,468
Federated U.S. Treasury Cash Reserves Fund - Institutional Shares, 0.00% (a)	378,080	378,080
Total Money Market Funds (Cost $3,890,114)		$3,890,114

Total Investments at Market Value - 99.7% (Cost $32,540,098)		$39,054,582

Other Assets in Excess of Liabilities - 0.3%		103,587

Net Assets - 100.0%		$39,158,169

ADR - American Depositary Receipt.

*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of March 31, 2014.

See notes to Schedules of Investments.

AVE MARIA WORLD EQUITY FUND
SUMMARY OF COMMON STOCKS BY COUNTRY
March 31, 2014 (Unaudited)

Country	Value	% of Net Assets
United States	$18,294,747	46.7%
Switzerland	3,718,305	9.5%
United Kingdom	2,371,845	6.0%
Germany	1,852,690	4.7%
Canada	1,406,340	3.6%
Japan	1,332,220	3.4%
Netherlands	1,263,089	3.2%
Ireland	1,156,462	3.0%
France	1,092,000	2.8%
Australia	948,780	2.4%
Taiwan	890,890	2.3%
Hong Kong	463,900	1.2%
	$34,791,268	88.8%

AVE MARIA BOND FUND
SCHEDULE OF INVESTMENTS
March 31, 2014 (Unaudited)

U.S. TREASURY OBLIGATIONS - 29.2%	Par Value	Market Value
U.S. Treasury Inflation-Protected Notes - 3.7%
2.500%, due 07/15/16	$2,316,280	$2,526,918
2.625%, due 07/15/17	1,128,500	1,263,568
0.125%, due 04/15/18	2,023,600	2,070,080
		5,860,566
U.S. Treasury Notes - 25.5%
1.875%, due 04/30/14	2,000,000	2,002,806
2.375%, due 08/31/14	1,500,000	1,514,121
2.500%, due 04/30/15	3,000,000	3,075,585
1.375%, due 11/30/15	3,000,000	3,053,202
2.125%, due 12/31/15	5,000,000	5,155,470
2.625%, due 02/29/16	3,000,000	3,127,500
2.000%, due 04/30/16	2,500,000	2,578,905
1.000%, due 03/31/17	2,500,000	2,506,250
0.875%, due 04/30/17	2,500,000	2,494,335
0.625%, due 09/30/17	2,500,000	2,453,515
0.750%, due 12/31/17	2,000,000	1,961,094
3.500%, due 02/15/18	5,000,000	5,412,110
3.875%, due 05/15/18	5,000,000	5,497,655
		40,832,548

Total U.S. Treasury Obligations (Cost $46,427,730)		$46,693,114

U.S. GOVERNMENT AGENCY OBLIGATIONS - 0.6%	Par Value	Market Value
Federal Farm Credit Bank - 0.6%
4.500%, due 01/22/15 (Cost $1,005,121)	$1,000,000	$1,035,301

CORPORATE BONDS - 46.0%	Par Value	Market Value
Consumer Discretionary - 6.5%
Coca-Cola Company (The), 1.650%, due 11/01/18	$1,500,000	$1,484,829
Johnson Controls, Inc., 5.500%, due 01/15/16	1,000,000	1,080,624
Lowe's Companies, Inc., 5.000%, due 10/15/15	500,000	533,288
Lowe's Companies, Inc., 2.125%, due 04/15/16	1,000,000	1,027,078
McDonald's Corporation, 5.350%, due 03/01/18	2,000,000	2,265,206
TJX Companies, Inc. (The), 4.200%, due 08/15/15	1,750,000	1,834,378
TJX Companies, Inc. (The), 6.950%, due 04/15/19	555,000	658,655
VF Corporation, 5.950%, due 11/01/17	1,270,000	1,461,395
		10,345,453
Consumer Staples - 3.1%
Clorox Company (The), 5.000%, due 01/15/15	1,000,000	1,033,682
Kellogg Company, 4.150%, due 11/15/19	2,042,000	2,187,429
Kimberly Clark Corporation, 6.125%, due 08/01/17	1,475,000	1,701,901
		4,923,012
Energy - 3.2%
Apache Corporation, 5.625%, due 01/15/17	1,750,000	1,953,708

AVE MARIA BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 46.0% (Continued)	Par Value	Market Value
Energy - 3.2% (Continued)
Apache Corporation, 1.750%, due 04/15/17	$1,500,000	$1,514,247
ConocoPhillips, 1.050%, due 12/15/17	1,750,000	1,729,303
		5,197,258
Financials - 6.4%
Bank of New York Mellon Corporation (The), 2.300%, due 07/28/16	1,500,000	1,550,190
Bank of New York Mellon Corporation (The), 2.100%, due 08/01/18	1,000,000	1,001,957
Caterpillar Financial Services Corporation, 4.750%, due 02/17/15	1,000,000	1,038,443
Caterpillar Financial Services Corporation, 2.650%, due 04/01/16	1,000,000	1,037,541
MasterCard, Inc., 2.000%, due 04/01/19	2,000,000	1,991,362
PACCAR Financial Corporation, 1.600%, due 03/15/17	2,000,000	2,015,632
U.S. Bancorp, 2.450%, due 07/27/15	1,500,000	1,537,532
		10,172,657
Health Care - 4.0%
Medtronic, Inc., 4.750%, due 09/15/15	1,000,000	1,060,571
Medtronic, Inc., 2.625%, due 03/15/16	500,000	519,102
Stryker Corporation, 3.000%, due 01/15/15	1,000,000	1,017,454
Stryker Corporation, 2.000%, due 09/30/16	1,150,000	1,180,236
Zimmer Holdings, Inc., 4.625%, due 11/30/19	2,310,000	2,559,524
		6,336,887
Industrials - 12.8%
3M Company, 1.375%, due 09/29/16	1,393,000	1,418,585
3M Company, 1.000%, due 06/26/17	2,000,000	1,991,840
Emerson Electric Company, 5.250%, due 10/15/18	1,600,000	1,814,509
Emerson Electric Company, 4.250%, due 11/15/20	609,000	657,720
General Dynamics Corporation, 2.250%, due 07/15/16	1,650,000	1,703,635
John Deere Capital Corporation, 1.400%, due 03/15/17	1,200,000	1,208,366
John Deere Capital Corporation, 1.700%, due 01/15/20	2,000,000	1,915,202
Norfolk Southern Corporation, 5.750%, due 04/01/18	885,000	1,008,821
Norfolk Southern Corporation, 5.900%, due 06/15/19	441,000	511,069
Ryder System, Inc., 3.150%, due 03/02/15	1,000,000	1,021,535
Union Pacific Corporation, 4.875%, due 01/15/15	750,000	775,133
Union Pacific Corporation, 2.250%, due 02/15/19	2,000,000	1,999,802
United Parcel Service, Inc., 5.500%, due 01/15/18	1,500,000	1,707,874
United Parcel Service, Inc., 5.125%, due 04/01/19	1,500,000	1,700,258
United Technologies Corporation, 5.375%, due 12/15/17	839,000	956,908
		20,391,257
Information Technology - 3.1%
Hewlett-Packard Company, 2.125%, due 09/13/15	500,000	509,784
Hewlett-Packard Company, 2.650%, due 06/01/16	500,000	516,937
International Business Machines Corporation, 2.000%, due 01/05/16	1,410,000	1,446,165
National Semiconductor Corporation, 6.600%, due 06/15/17	500,000	580,922
Texas Instruments, Inc., 1.650%, due 08/03/19	2,000,000	1,930,038
		4,983,846

AVE MARIA BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 46.0% (Continued)	Par Value	Market Value
Materials - 2.8%
PPG Industries, Inc., 6.650%, due 03/15/18	$1,191,000	$1,381,553
Praxiar, Inc., 4.625%, due 03/30/15	2,000,000	2,080,896
Sherwin-Williams Company (The), 3.125%, due 12/15/14	1,000,000	1,017,747
		4,480,196
Utilities - 4.1%
Consolidated Edison Company of New York, Inc., 5.300%, due 12/01/16	2,000,000	2,214,464
Consolidated Edison Company of New York, Inc., 6.650%, due 04/01/19	800,000	960,318
Duke Energy Corporation, 3.950%, due 09/15/14	800,000	812,769
Georgia Power Company, 4.250%, due 12/01/19	1,500,000	1,636,772
NextEra Energy Capital Holdings, Inc., 2.600%, due 09/01/15	1,000,000	1,024,063
		6,648,386

Total Corporate Bonds (Cost $73,140,367)		$73,478,952

COMMON STOCKS - 15.5%	Shares	Market Value
Consumer Discretionary - 1.6%
Leisure Products - 0.9%
Hasbro, Inc.	25,000	$1,390,500

Textiles, Apparel & Luxury Goods - 0.7%
Coach, Inc.	23,000	1,142,180

Consumer Staples - 3.9%
Beverages - 1.3%
Coca-Cola Company (The)	56,000	2,164,960

Food & Staples Retailing - 1.0%
Sysco Corporation	43,000	1,553,590

Food Products - 0.5%
Kellogg Company	12,000	752,520

Household Products - 1.1%
Clorox Company (The)	20,000	1,760,200

Energy - 1.3%
Oil, Gas & Consumable Fuels - 1.3%
ConocoPhillips	15,000	1,055,250
Exxon Mobil Corporation	10,000	976,800
		2,032,050
Financials - 2.0%
Banks - 1.0%
PNC Financial Services Group, Inc. (The)	19,000	1,653,000

AVE MARIA BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 15.5% (Continued)	Shares	Market Value
Financials - 2.0% (Continued)
Capital Markets - 1.0%
Bank of New York Mellon Corporation (The)	45,000	$1,588,050

Health Care - 1.2%
Health Care Equipment & Supplies - 1.2%
Abbott Laboratories	50,000	1,925,500

Industrials - 3.8%
Air Freight & Logistics - 1.3%
C.H. Robinson Worldwide, Inc.	7,500	392,925
United Parcel Service, Inc. - Class B	17,000	1,655,460
		2,048,385
Electrical Equipment - 1.0%
Emerson Electric Company	25,000	1,670,000

Machinery - 0.8%
Illinois Tool Works, Inc.	15,000	1,219,950

Road & Rail - 0.7%
Norfolk Southern Corporation	12,000	1,166,040

Information Technology - 1.7%
Semiconductors & Semiconductor Equipment - 1.7%
Intel Corporation	65,000	1,677,650
Microchip Technology, Inc.	20,000	955,200
		2,632,850

Total Common Stocks (Cost $19,573,128)		$24,699,775

MONEY MARKET FUNDS - 12.5%	Shares	Market Value
Federated Government Obligations Tax-Managed Fund - Institutional Shares, 0.01% (a)	7,500,427	$7,500,427
Federated Treasury Obligations Fund - Institutional Shares, 0.01% (a)	7,500,427	7,500,427
Federated U.S. Treasury Cash Reserves Fund - Institutional Shares, 0.00% (a)	4,901,878	4,901,878
Total Money Market Funds (Cost $19,902,732)		$19,902,732

Total Investments at Market Value - 103.8% (Cost $160,049,078)		$165,809,874

Liabilities in Excess of Other Assets - (3.8%)		(6,072,499)

Net Assets - 100.0%		$159,737,375

(a)	The rate shown is the 7-day effective yield as of March 31, 2014.

See notes to Schedules of Investments.

AVE MARIA MUTUAL FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
March 31, 2014 (Unaudited)

1. Securities valuation

The portfolio securities of the Ave Maria Catholic Values Fund, the Ave Maria Growth Fund, the Ave Maria Rising Dividend Fund, the Ave Maria Opportunity Fund, the Ave Maria World Equity Fund and the Ave Maria Bond Fund (the “Funds”) which are traded on stock exchanges are valued at the closing sales price as of the close of the regular session of trading on the New York Stock Exchange on the day the securities are being valued, or, if not traded on a particular day, at the closing bid price.  Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price or, if an official close price is not available, at the most recently quoted bid price.  Securities traded in the over-the-counter market are valued at the last reported sales price or, if there is no reported sale on the valuation date, at the most recently quoted bid price.  Securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market.  Investments in shares of other open-end investment companies are valued at their net asset value as reported by such companies.  Securities (and other assets) for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees, and will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used.  Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that stock over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to a Fund’s net asset value calculation.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Funds’ normal pricing procedures.  Short-term instruments (those with remaining maturities of 60 days or less at the time of purchase) are valued at amortized cost, which approximates market value.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of each of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

U.S. Treasury Obligations, U.S. Government Agency Obligations and Corporate Bonds held by the Ave Maria Bond Fund are classified as Level 2 since the values for such securities are based on prices provided by an independent pricing service that utilizes various “other significant observable inputs” including bid and ask quotations, prices of similar securities and interest rates, among other factors.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.  The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

AVE MARIA MUTUAL FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2014 by security type:

Ave Maria Catholic Values Fund	Level 1	Level 2	Level 3	Total

Common Stocks	$225,872,185	$-	$-	$225,872,185
Warrants	2,596,000	-	-	2,596,000
Exchange-Traded Funds	3,421,000	-	-	3,421,000
Money Market Funds	15,302,891	-	-	15,302,891
Total	$247,192,076	$-	$-	$247,192,076

Ave Maria Growth Fund	Level 1	Level 2	Level 3	Total

Common Stocks	$257,377,924	$-	$-	$257,377,924
Money Market Funds	28,248,624	-	-	28,248,624
Total	$285,626,548	$-	$-	$285,626,548

Ave Maria Rising Dividend Fund	Level 1	Level 2	Level 3	Total

Common Stocks	$675,838,000	$-	$-	$675,838,000
Warrants	5,310,000	-	-	5,310,000
Exchange-Traded Funds	5,784,600	-	-	5,784,600
Money Market Funds	79,330,173	-	-	79,330,173
Total	$766,262,773	$-	$-	$766,262,773

Ave Maria Opportunity Fund	Level 1	Level 2	Level 3	Total

Common Stocks	$47,320,404	$-	$-	$47,320,404
Exchange-Traded Funds	520,347	-	-	520,347
Money Market Funds	8,100,057	-	-	8,100,057
Total	$55,940,808	$-	$-	$55,940,808

Ave Maria World Equity Fund	Level 1	Level 2	Level 3	Total

Common Stocks	$34,791,268	$-	$-	$34,791,268
Exchange-Traded Funds	373,200	-	-	373,200
Money Market Funds	3,890,114	-	-	3,890,114
Total	$39,054,582	$-	$-	$39,054,582

AVE MARIA MUTUAL FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

Ave Maria Bond Fund	Level 1	Level 2	Level 3	Total

U.S. Treasury Obligations	$-	$46,693,114	$-	$46,693,114
U.S. Government Agency Obligations	-	1,035,301	-	1,035,301
Corporate Bonds	-	73,478,952	-	73,478,952
Common Stocks	24,699,775	-	-	24,699,775
Money Market Funds	19,902,732	-	-	19,902,732
Total	$44,602,507	$121,207,367	$-	$165,809,874

Refer to each Fund’s Schedule of Investments for a listing of the securities by security type and sector or industry type.  As of March 31, 2014, the Funds did not have any transfers in and out of any Level. There were no Level 3 securities or derivative instruments held by the Funds as of March 31, 2014. It is the Funds’ policy to recognize transfers into and out of all Levels at the end of the reporting period.

2. Security transactions

Security transactions are accounted for on the trade date.  Realized gains and losses on securities sold are determined on a specific identification basis.

3. Federal income tax

The following information is computed on a tax basis for each item as of March 31, 2014:

	Ave Maria	Ave Maria	Ave Maria
	Catholic	Growth	Rising
	Values Fund	Fund	Dividend Fund

Cost of portfolio investments	$180,134,196	$187,462,752	$627,518,016

Gross unrealized appreciation	$71,121,249	$100,069,627	$145,086,089
Gross unrealized depreciation	(4,063,369)	(1,905,831)	(6,341,332)

Net unrealized appreciation	$67,057,880	$98,163,796	$138,744,757

	Ave Maria	Ave Maria	Ave Maria
	Opportunity	World	Bond
	Fund	Equity Fund	Fund

Cost of portfolio investments	$44,114,233	$32,540,098	$160,049,078

Gross unrealized appreciation	$12,291,029	$6,912,841	$6,371,598
Gross unrealized depreciation	(464,454)	(398,357)	(610,802)

Net unrealized appreciation	$11,826,575	$6,514,484	$5,760,796

AVE MARIA MUTUAL FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

The difference between the federal income tax cost of portfolio investments and the Schedules of Investments cost for the Ave Maria Catholic Values Fund, the Ave Maria Growth Fund, the Ave Maria Rising Dividend Fund and the Ave Maria Opportunity Fund is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and GAAP.  These “book/tax” differences are temporary in nature and due to the tax deferral of losses on wash sales.

4. Affiliated Investment

A company is considered an affiliate of a Fund under the Investment Company Act of 1940 if the Fund’s holdings in that company represent 5% or more of the outstanding voting shares of that company.  The Ave Maria Catholic Values Fund owns 5.30% of the outstanding voting shares of Unico American Corporation and is therefore considered an affiliate of the Fund.  Further detail on this holding during the period ended March 31, 2014 appears below:

AVE MARIA CATHOLIC VALUES FUND
Affiliated Issuer Report

UNICO AMERICAN CORPORATION
From December 31, 2013 to March 31, 2014

Shares at beginning of period	282,945

Shares at end of period	282,945

Market value at beginning of period	$3,749,021

Change in unrealized appreciation (depreciation)	(70,736)

Market value at end of period	$3,678,285

Net realized gains (losses) during the period	$-

Dividend income earned during the period	$-

5. Sector Risk

If a Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector.  In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s net asset value per share.  From time to time, circumstances may affect a particular sector and the companies within such sector.  For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and therefore the value of a Fund’s portfolio will be adversely affected.  As of March 31, 2014, the Ave Maria Growth Fund had 28.2% of the value of its net assets invested in stocks within the industrials sector.

Item 2. Controls and Procedures.

(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):  Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Schwartz Investment Trust

By (Signature and Title)*		/s/ George P. Schwartz
George P. Schwartz, President

Date	May 20, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ George P. Schwartz
George P. Schwartz, President

Date	May 20, 2014

By (Signature and Title)*		/s/ Timothy S. Schwartz
Timothy S. Schwartz, Treasurer

Date	May 20, 2014

*	Print the name and title of each signing officer under his or her signature.